Equity Method Investment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Equity Method Investment (Details) [Line Items]
Equity method investment amount			$ 4,598,701
Amortization of intangible asset			$ 2,097,726	$ 117,145	$ 469,286
Ownership [Member]
Equity Method Investment (Details) [Line Items]
Total ownership, percentage	50.00%	50.00%	50.00%
Other Unrelated Party [Member]
Equity Method Investment (Details) [Line Items]
Total ownership, percentage	50.00%	50.00%	50.00%
Digiclear Ltd [Member]
Equity Method Investment (Details) [Line Items]
Loss on investment amount	$ 401,299	$ 330,680
Net loss	119,207	88,887
Amortization of intangible asset	$ 282,092	$ 241,793